Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	$ 7,243	$ 7,384
Acquisitions	2,874
Dispositions		(36)
Foreign currency adjustments and other	(110)	(105)
Ending balance	10,007	7,243
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	3,385	3,403
Acquisitions	1,710
Dispositions		(36)
Foreign currency adjustments and other		18
Ending balance	5,095	3,385
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	255	265
Foreign currency adjustments and other	5	(10)
Ending balance	260	255
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	2,400	2,461
Acquisitions	1,164
Foreign currency adjustments and other	(110)	(61)
Ending balance	3,454	2,400
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	1,203	1,255
Foreign currency adjustments and other	(5)	(52)
Ending balance	$ 1,198	$ 1,203